Consolidated Statements of Comprehensive Income $ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($)		Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)		Dec. 31, 2020 MXN ($)
Net revenues
Domestic		$ 61,434,830		$ 1,192,714,214	$ 762,114,551		$ 503,712,031
Incentive for automotive fuels		5,761,936		111,863,956	0		0
Export		55,290,419		1,073,424,789	728,540,828		445,234,329
Services income		277,391		5,385,350	4,973,241		4,715,484
Total revenues		122,764,576		2,383,388,309	1,495,628,620		953,661,844
(Impairment) of wells, pipelines, properties, plant and equipment, net		(4,302,912)		(83,538,021)	(1,210,595)		(36,353,700)
Cost of sales		87,490,305		1,698,563,022	1,066,650,702		832,614,690
Gross income (loss)		30,971,359		601,287,266	427,767,323		84,693,454
Other revenues (expenses):
Distribution, transportation and sale expenses		839,847		16,305,036	15,038,550		12,436,242
Administrative expenses		7,926,068		153,879,066	150,432,311		145,894,444
Other revenues		2,057,302		39,941,073	17,600,466		11,768,846
Other expenses		(1,317,872)		(25,585,553)	(50,969,096)		(1,194,714)
Operating income (loss)		22,944,874		445,458,684	228,927,832		(63,063,100)
Financing income	[1]	1,402,470		27,227,965	28,906,784		16,742,048
Financing cost		(8,225,065)	[2]	(159,683,880)	(164,571,647)	[2]	(161,765,242)	[2]
Derivative financial instruments (cost) income, net		(1,177,635)		(22,862,951)	(25,224,243)		17,096,141
Foreign exchange income (loss), net		6,680,132		129,690,090	(45,675,050)		(128,949,304)
Sum of financing (costs) net, derivative instruments (cost) and foreign exchange income (loss), net		(1,320,098)		(25,628,776)	(206,564,156)		(256,876,357)
Profit (loss) sharing in joint ventures and associates		17,997		349,401	(3,088,107)		(3,540,533)
(Impairment) in joint ventures		0		0	(6,703,324)		0
Income (loss) before duties, taxes and other		21,642,773		420,179,309	12,572,245		(323,479,990)
Profit sharing duty, net		20,161,432		391,420,083	306,827,282		154,609,136
Income tax (benefit) expense		(3,669,422)		(71,239,244)	520,840		30,962,939
Total duties, taxes and other		16,492,010		320,180,839	307,348,122		185,572,075
Net income (loss)		5,150,763		99,998,470	(294,775,877)		(509,052,065)
Currency translation effect		(1,726,096)		(33,510,936)	7,740,186		7,876,961
Actuarial gains (losses) - employee benefits, net of taxes		6,355,331		123,384,307	205,407,809		(19,182,373)
Total other comprehensive results		4,629,235		89,873,371	213,147,995		(11,305,412)
Total comprehensive income (loss)		9,779,998		189,871,841	(81,627,882)		(520,357,477)
Net income (loss) attributable to:
Controlling interest		5,172,067		100,412,051	(294,532,168)		(508,878,813)
Non-controlling interest		(21,304)		(413,581)	(243,709)		(173,252)
Net income (loss)		5,150,763		99,998,470	(294,775,877)		(509,052,065)
Other comprehensive results attributable to:
Controlling interest		4,629,418		89,876,902	213,145,476		(11,206,400)
Non-controlling interest		(183)		(3,531)	2,519		(99,012)
Total other comprehensive results		4,629,235		89,873,371	213,147,995		(11,305,412)
Comprehensive (loss) income:
Controlling interest		9,801,485		190,288,953	(81,386,692)		(520,085,213)
Non-controlling interest		(21,487)		(417,112)	(241,190)		(272,264)
Total comprehensive income (loss)		$ 9,779,998		$ 189,871,841	$ (81,627,882)		$ (520,357,477)

[1]	Includes financing income from investments and gain on discount rate of plugging of wells in 2022, 2021 and 2020.
[2]	Mainly interest on debt.